Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	$ 37,934	$ 32,217	$ 106,087	$ 83,900	$ 129,339
U.S.A and North America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	25,294	20,597	62,150	52,866	75,851
Israel [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	7,515	8,014	22,769	20,333	32,031
Europe [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	3,280	750	6,724	2,192	5,277
Latin America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	328	1,775	10,365	5,301	11,294
Asia [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	1,479	767	3,958	2,665	4,581
Others [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Total	38	314	121	543	305
Proprietary Products [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	31,436	25,580	86,437	67,198	102,598
Proprietary Products [Member] | U.S.A and North America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	25,294	20,597	62,150	52,866	75,851
Proprietary Products [Member] | Israel [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	1,017	1,377	3,119	3,631	5,290
Proprietary Products [Member] | Europe [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	3,280	750	6,724	2,192	5,277
Proprietary Products [Member] | Latin America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	328	1,775	10,365	5,301	11,294
Proprietary Products [Member] | Asia [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	1,479	767	3,958	2,665	4,581
Proprietary Products [Member] | Others [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Proprietary Products	38	314	121	543	305
Distribution [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution	6,498	6,637	19,650	16,702	26,741
Distribution [Member] | U.S.A and North America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Israel [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution	6,498	6,637	19,650	16,702	26,741
Distribution [Member] | Europe [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Latin America [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Asia [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution
Distribution [Member] | Others [Member]
Operating Segments (Details) - Schedule of Reporting on Operating Segments Geographic Region [Line Items]
Distribution